PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31, 2010	As of December 31, 2011
Contracts in progress (i)	$3,848	$7,267
Government subsidies receivable (ii)	909	1,841
Advance to employees (iii)	966	1,718
Advance to suppliers	331	873
Rental deposits	126	1,305
Prepaid rental & other prepaid expenses	333	342
Receivable from MDCL (iv)	—	2,409
Other operating receivable	868	1,774
Others	440	1,465

Total	$7,821	$18,994

(i)	Contracts in progress comprise:

Deposits paid by the Group to certain clients to guarantee fulfillment of the terms of contracts which will be returned when the contract terms are fulfilled and deferred contract costs representing contract costs incurred in advance of revenue recognition arising from:

•	hardware or software purchased and delivered to the customers prior to services being provided and revenue recognized.
•

direct and incremental staff costs in respect of one BPO contract to hire and train its service delivery personnel according to the customer’s requirements prior the delivery of the billable services, and such deferred costs will be recognized over the billable service period.

•	the cost of providing services as requested by certain significant and recurring customers in advance of a formal works contract or purchase order being received.
(ii)	Government subsidies receivable represented employment incentive subsidies that are recorded when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies. The balance as of December 31, 2011 was subsequently received in February 2012.
(iii)	Advances to employees represented cash advances to employees for business operations and are recognized as operating expenses when incurred.
(iv)	In April 2011, the Group entered into an agreement to acquire 19.9% equity interest in MDCL and paid $2,409 as part of the consideration in June 2011. As of December 31, 2011, the Group terminated the agreement. The balance is expected to be collected in 2012.